Investment Objectives and Goals	Oct. 31, 2025
Disciplined U.S. Value Equity Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	A high level of current income and long-term growth of capital consistent with reasonable risk to principal.
Equity Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Equity Income Portfolio